Note 36 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2020	2019	2018

Key management salaries and bonuses	2,915	2,362	2,476
Cash-settled share-based expense*	1,280	723	261
	4,195	3,085	2,737